Consolidated Statements of Other Comprehensive Income (loss) - USD ($) $ in Thousands		12 Months Ended
		Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (12,819)	$ (4,631)	$ (7,432)
Foreign currency translation adjustments	[1]	(66)	58	(6)
Total other comprehensive (loss) income		$ (12,885)	$ (4,573)	$ (7,438)

[1]	Item that may be reclassified to the Statement of Operations in future periods